Note 16 - Related Parties - Schedule of Related Party Transactions (Details) - Related Party [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts owed to related parties					$ 0	$ 13,028	$ 0
Interest Expense [Member]
Related Party Transaction, Amounts of Transaction	$ 0	$ 0	$ 0	$ 44	$ 554	$ 620	$ 591